Note 19 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
19.	Impact of recently issued accounting standards

In
May 2014,
FASB issued ASU
No.
2014
-
09,
Revenue from Contracts with Customers. This ASU clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP and International Financial Reporting Standards (“IFRS”) and is effective for the Company on
January 1, 2018.
The Company plans to adopt the new revenue recognition guidance in the first
quarter of
2018
and will use the full retrospective method. Based on the Company’s assessments, the impact of the application of the new revenue recognition guidance will result in the deferral of some revenues relating to franchise fees that were previously recognized at a point in time and will be recognized over time upon adoption of the new standard. The application will also result in gross revenue recognition of certain ancillary fees related to marketing funds in the FirstService Brands segment. Previously, these amounts were recorded on a net basis. Based on the Company’s assessment at this time, and upon adoption of this standard, the Company expects
2017
revenue to increase by approximately
$27,000,
net earnings to decrease by approximately
$1,600,
and retained earnings to decrease by approximately
$12,000.

In
February 2016,
FASB issued ASU
No.
2016
-
02,
Leases. This ASU affects all aspects of lease accounting and has a significant impact to lessees as it requires the recognition of a right-of use asset and a lease liability for virtually all leases including operating leases. In addition to balance sheet recognition, additional quantitative and qualitative disclosures will be required. The standard will be effective on
January 1, 2019,
at which time the Company
may
elect to use the full or modified retrospective transition method. The Company is currently assessing the impact of this ASU on its financial position and results of operations.

In
November 2016,
FASB issued ASU
No.
2016
-
18,
Restricted Cash. This ASU should reduce the diversity in practice in financial reporting for the classification of restricted cash, the classification of changes in restricted cash, and the presentation of cash payments and cash receipts that directly affect restricted cash. This ASU will require the statement of cash flows to explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash and restricted cash equivalents. The guidance will be effective
January 1, 2018
with retrospective transition. Beginning on the effective date, the Company will reflect restricted cash and its movements in the statement of cash flows.